(Loss)/Gain on Derivative Instruments and Other Financial Items, Net - Financial Items (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Derivative Instruments, Gain (Loss) [Line Items]
Financing arrangement fees and other related costs	$ (2,064)	$ (3,768)
Foreign exchange loss on operations	(1,138)	460
Amortization of debt guarantees	106	827
Others	(169)	(213)
Other financial items, net	$ (3,265)	(2,694)
CSSC VIE debt- Hilli Facility | Secured debt
Derivative Instruments, Gain (Loss) [Line Items]
Financing arrangement fees and other related costs		$ (3,700)